Note 13 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 5,838	$ 6,008	$ 9,436	$ 9,119
Notional amount	$ 20,000		20,000			$ 12,000
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment			$ 868		$ 1,962